Contingencies (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2017	Jun. 29, 2016
Guarantor Obligations [Line Items]
Letters of Credit Outstanding, Amount	$ 31.2
Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Loss Contingency, Accrual, Current	$ 1.5
Description of Material Contingencies of Parent Company	No other liabilities have been recorded
Maximum [Member] | Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 69.0	$ 72.9